15007259

Nasdaq

805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAY 13 2015

Washington, DC 20549

CERT NAS

File No. 001-37381

By Electronic Mail

May 13, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 7, 2015 The Nasdaq Stock Market (the "Exchange") received from Medigus Ltd. (the "Registrant") a copy of the Registrant's application on Form 20-F 12(b) for the registration of the following securities:

American Depository Shares each representing 100 ordinary shares, par value NIS 0.01 per share

Ordinary shares, par value NIS 0.01 per share[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

[1] Not for trading, but only in connection with the registration of the American Depositary Shares.